Share capital and other reserves - Allotted, called up and fully paid shares (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2024 $ / shares	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	May 22, 2024 shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£)
Share capital and other reserves
Number of shares held in treasury	140,000				140,000	0
Number of shares issued	47,557,591
Number of shares allotted, called up and fully paid shares	69,542,515					22,124,924
Share capital | £	£ 54,753		£ 17,000	£ 17,000		£ 16,681	£ 16,000
Ordinary Share
Share capital and other reserves
Number of shares authorized	200,000,000
Number of shares issued	47,557,591
Par value per share | $ / shares		$ 0.001
Number of shares allotted, called up and fully paid shares	69,542,515					22,124,924
Share capital | £	£ 54,753					£ 16,681